ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of business acquisitions, by acquisition
The total purchase consideration and the fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Gross purchase price	$537,500
Working capital	450,582
Post close purchase price adjustments	(16,150)
Total consideration	$971,932
The total purchase consideration and the fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Gross purchase price	$100,000
Working capital	(1,627)
Total consideration	$98,373

Schedule of recognized identified assets acquired and liabilities assumed
The following table summarizes the amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Purchase Price
Inventories	$404,542
Prepaid expenses and other current assets	982
Property, plant and equipment	704,633
Deferred charges and other assets, net	68,053
Accounts payable	(2,688)
Accrued expenses	(64,137)
Other long-term liabilities	(139,453)
Fair value of net assets acquired	$971,932
The following table summarizes the amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Purchase Price
Prepaid expenses and other current assets	$4,221
Property, plant and equipment	99,342
Accounts payable and accrued expenses	(3,174)
Other long-term liabilities	(2,016)
Estimated fair value of net assets acquired	$98,373

Pro forma information

	Year ended December 31,
(Unaudited)	2016	2015
Pro forma revenues	$16,999,435	$16,252,729
Pro forma net income attributable to PBF LLC	160,856	17,491

	Year ended December 31,
(Unaudited)	2016	2015
Pro forma revenues	$15,927,218	$13,141,301
Pro forma net income attributable to PBF LLC	284,470	223,878

Years ended December 31,
(Unaudited)	2015
Pro forma revenues	$16,811,922
Pro forma net income attributable to PBF LLC	448,353